Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Average
			Average	Compensation
	Summary	Compensation	SCT	Actually	Value of Initial Fixed $100
	Compensation	Actually	Total for	Paid to	Investment Based On:		Net		Adjusted
	Table (SCT)	Paid to	Non-PEO	to Non-PEO		Peer Group	Income (loss)	Revenue	EBITDA
Fiscal Year	Total for PEO[1]	PEO [2]	NEOs	NEOs [3]	TSR	TSR (Russell)[4]	($ thousands)	($ thousands)	($ thousands)
2024 (Carlson)	$ 1,812,352	($ 833,619)	$ 1,748,037	$ 1,661,530	$ 31.61	$ 142.93	$ 8,077	$ 307,685	$ 97,700
2023 (Carlson)	$ 4,536,352	$ 11,737,489	$ 1,659,124	$ 1,009,774	$ 39.49	$ 128.14	($ 98,486)	$ 325,671	$ 96,288
2023 (Joyce)	$ 2,374,240	$ 2,257,548
2022 (Joyce)	$ 2,637,536	$ 2,220,880	$ 1,578,851	$ 801,784	$ 53.19	$ 109.59	$ 10,757	$ 353,386	$ 121,632
2022 (Contos)	$ 1,943,210	$ 80,775
2021	$ 4,439,971	$ 3,179,434	$ 1,452,315	$ 1,096,371	$ 83.76	$ 137.74	($ 24,620)	$ 329,701	$ 119,583
2020	$ 2,394,169	$ 2,359,574	$ 1,127,829	$ 1,235,646	$ 97.26	$ 119.96	$ 20,546	$ 266,001	$ 92,558
(1)	During the year 2023, Erik Carlson became Chief Executive Officer, replacing Steve Joyce, effective November 13, 2023. During the year 2022, Adam Contos stepped down as Chief Executive Officer, effective March 31, 2022. During March 2022, Mr. Contos and Mr. Joyce served as Co-CEOs and Mr. Joyce became CEO, on an interim basis, upon Mr. Contos’s departure. For the years 2021 and 2020, Mr. Contos served as CEO for the full year. The following table lists the PEOs and non-PEO NEOs for each year presented.

Fiscal Year	PEOs	Non-PEO NEOs
2024	Erik Carlson	Karri Callahan, Grady Ligon, Ward Morrison, Serene Smith, and Susie Winders
2023	Erik Carlson, Stephen Joyce	Nicholas Bailey, Karri Callahan, Ward Morrison, and Serene Smith
2022	Stephen Joyce, Adam Contos	Nicholas Bailey, Karri Callahan, Ward Morrison, and Serene Smith
2021	Adam Contos	Nicholas Bailey, Karri Callahan, Ward Morrison, and Serene Smith
2020	Adam Contos	Nicholas Bailey, Karri Callahan, Ward Morrison, and Serene Smith

(2)

The following table sets forth the adjustments made to the Summary Compensation Table (“SCT”) Total for Principal Executive Officer during each year presented to determine compensation actually paid (“CAP”) to PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Fiscal Year
	2024	2023	2023	2022	2022	2021	2020
	Current CEO (Carlson)		Former CEO (Joyce)		Former CEO (Contos)
SCT Total for PEO	$1,812,352	$4,536,352	$2,374,240	$2,637,536	$1,943,210	$4,439,971	$2,394,169
Deduct amounts reported under “Stock Awards” Column of the SCT	(486,060)	(4,369,463)	(300,010)	-	(966,175)	(2,960,458)	(1,420,087)
Deduct amounts reported under “Option Awards” Column of the SCT	-	-	(937,308)	(1,537,536)	-	-	-
Add the fair value of awards granted and vested during the fiscal year	54,248	-	1,137,069	884,929	779,182	175,016	189,009
Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end	-	11,570,600	-	235,951	-	1,789,507	1,600,050
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end [a]	(2,059,364)	-	-	-	-	(113,141)	(60,409)
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year [b]	(154,795)	-	(16,443)	-	(96,975)	78,848	(55,022)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year [c]	-	-	-	-	(1,578,467)	(230,309)	(288,136)
Add dividends on unvested awards paid during the fiscal year	-	-	-	-	-	-	-
Add incremental fair value of awards modified during the fiscal year	-	-	-	-	-	-	-
Compensation Actually Paid	$(833,619)	11,737,489	$2,257,548	$2,220,880	$80,775	$3,179,434	$2,359,574
(a)	Includes the fair value of the current year RSU awards and all tranches of PSU awards, without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the Executive Officers upon vesting.
(b)	Includes the change in fair value of RSU awards that were issued in a prior year, relative to the respective fiscal year. In addition, as discussed above, all tranches of PSU awards issued in a prior year, relative to the respective fiscal year, are included without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the Executive Officers upon vesting.
(c)	The value in this row includes the aggregate fair value of awards forfeited by Mr. Contos when he left the Company on March 31, 2022.

(3)

The following table sets forth the adjustments made to the SCT during each year presented to determine the average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Fiscal Year
	2024	2023	2022	2021	2020
Average SCT Total for non-PEO NEOs	$1,748,037	$1,659,124	$1,578,851	$1,452,315	$1,127,829
Deduct amounts reported under “Stock Awards” Column of the SCT	(933,261)	(1,076,988)	(816,509)	(907,803)	(720,172)
Deduct amounts reported under “Option Awards” Column of the SCT	-	-	-	-	-
Add the fair value of awards granted and vested during the fiscal year	86,148	48,022	169,667	41,730	77,634
Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end	1,013,637	671,398	483,308	631,943	871,869
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end [a]	(92,863)	(126,322)	(253,708)	(57,410)	(10,973)
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year [b]	(101,167)	(127,632)	(129,178)	10,591	(22,986)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year	(59,002)	(37,828)	(230,647)	(74,995)	(87,555)
Add dividends on unvested awards paid during the fiscal year	-	-	-	-	-
Add incremental fair value of awards modified during the fiscal year	-	-	-	-	-
Compensation Actually Paid	$1,661,530	$1,009,774	$801,784	$1,096,371	$1,235,646

(a)

Includes the fair value of the current year RSU awards and all tranches of PSU awards, without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the Executive Officers upon vesting.

(b)

Includes the change in fair value of RSU awards that were issued in a prior year, relative to the respective fiscal year. In addition, as discussed above, all tranches of PSU awards issued in a prior year, relative to the respective fiscal year, are included without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the Executive Officers upon vesting.

(4)	Peer group TSR includes the Russell 2000 Index (Russell).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	During the year 2023, Erik Carlson became Chief Executive Officer, replacing Steve Joyce, effective November 13, 2023. During the year 2022, Adam Contos stepped down as Chief Executive Officer, effective March 31, 2022. During March 2022, Mr. Contos and Mr. Joyce served as Co-CEOs and Mr. Joyce became CEO, on an interim basis, upon Mr. Contos’s departure. For the years 2021 and 2020, Mr. Contos served as CEO for the full year. The following table lists the PEOs and non-PEO NEOs for each year presented.

Fiscal Year	PEOs	Non-PEO NEOs
2024	Erik Carlson	Karri Callahan, Grady Ligon, Ward Morrison, Serene Smith, and Susie Winders
2023	Erik Carlson, Stephen Joyce	Nicholas Bailey, Karri Callahan, Ward Morrison, and Serene Smith
2022	Stephen Joyce, Adam Contos	Nicholas Bailey, Karri Callahan, Ward Morrison, and Serene Smith
2021	Adam Contos	Nicholas Bailey, Karri Callahan, Ward Morrison, and Serene Smith
2020	Adam Contos	Nicholas Bailey, Karri Callahan, Ward Morrison, and Serene Smith

Peer Group Issuers, Footnote
(4)	Peer group TSR includes the Russell 2000 Index (Russell).

Adjustment To PEO Compensation, Footnote

	Fiscal Year
	2024	2023	2023	2022	2022	2021	2020
	Current CEO (Carlson)		Former CEO (Joyce)		Former CEO (Contos)
SCT Total for PEO	$1,812,352	$4,536,352	$2,374,240	$2,637,536	$1,943,210	$4,439,971	$2,394,169
Deduct amounts reported under “Stock Awards” Column of the SCT	(486,060)	(4,369,463)	(300,010)	-	(966,175)	(2,960,458)	(1,420,087)
Deduct amounts reported under “Option Awards” Column of the SCT	-	-	(937,308)	(1,537,536)	-	-	-
Add the fair value of awards granted and vested during the fiscal year	54,248	-	1,137,069	884,929	779,182	175,016	189,009
Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end	-	11,570,600	-	235,951	-	1,789,507	1,600,050
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end [a]	(2,059,364)	-	-	-	-	(113,141)	(60,409)
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year [b]	(154,795)	-	(16,443)	-	(96,975)	78,848	(55,022)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year [c]	-	-	-	-	(1,578,467)	(230,309)	(288,136)
Add dividends on unvested awards paid during the fiscal year	-	-	-	-	-	-	-
Add incremental fair value of awards modified during the fiscal year	-	-	-	-	-	-	-
Compensation Actually Paid	$(833,619)	11,737,489	$2,257,548	$2,220,880	$80,775	$3,179,434	$2,359,574
(a)	Includes the fair value of the current year RSU awards and all tranches of PSU awards, without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the Executive Officers upon vesting.
(b)	Includes the change in fair value of RSU awards that were issued in a prior year, relative to the respective fiscal year. In addition, as discussed above, all tranches of PSU awards issued in a prior year, relative to the respective fiscal year, are included without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the Executive Officers upon vesting.
(c)	The value in this row includes the aggregate fair value of awards forfeited by Mr. Contos when he left the Company on March 31, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 1,748,037	$ 1,659,124	$ 1,578,851	$ 1,452,315	$ 1,127,829
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,661,530	1,009,774	801,784	1,096,371	1,235,646
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The following table sets forth the adjustments made to the SCT during each year presented to determine the average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Fiscal Year
	2024	2023	2022	2021	2020
Average SCT Total for non-PEO NEOs	$1,748,037	$1,659,124	$1,578,851	$1,452,315	$1,127,829
Deduct amounts reported under “Stock Awards” Column of the SCT	(933,261)	(1,076,988)	(816,509)	(907,803)	(720,172)
Deduct amounts reported under “Option Awards” Column of the SCT	-	-	-	-	-
Add the fair value of awards granted and vested during the fiscal year	86,148	48,022	169,667	41,730	77,634
Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end	1,013,637	671,398	483,308	631,943	871,869
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end [a]	(92,863)	(126,322)	(253,708)	(57,410)	(10,973)
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year [b]	(101,167)	(127,632)	(129,178)	10,591	(22,986)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year	(59,002)	(37,828)	(230,647)	(74,995)	(87,555)
Add dividends on unvested awards paid during the fiscal year	-	-	-	-	-
Add incremental fair value of awards modified during the fiscal year	-	-	-	-	-
Compensation Actually Paid	$1,661,530	$1,009,774	$801,784	$1,096,371	$1,235,646

(a)

Includes the fair value of the current year RSU awards and all tranches of PSU awards, without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the Executive Officers upon vesting.

(b)

Includes the change in fair value of RSU awards that were issued in a prior year, relative to the respective fiscal year. In addition, as discussed above, all tranches of PSU awards issued in a prior year, relative to the respective fiscal year, are included without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the Executive Officers upon vesting.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

Peer Group is Russell 2000 Index; Value of Initial Fixed Investment assumes that the value of the investment in our common stock and in the peer group (including reinvestment of dividends) was $100 at market close on December 31, 2019 (the last trading day of 2019), and tracks such investment through market close on the last trading day of each applicable year.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income*

*

Net income in 2021 was adversely impacted by a $40.9 million loss recorded on our contractual relationship with INTEGRA which was settled with the acquisition of INTEGRA. The loss represents the fair value of the difference between the historical contractual rates paid by INTEGRA and the current market rate. The loss is recorded in “Settlement and impairment charges” in the accompanying Consolidated Statements of Income (Loss). See Note 6, Acquisitions in the Annual Report on Form 10-K for the year ended December 31, 2021, for additional information about this acquisition.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA[1]

[1] Adjusted EBITDA is a non-GAAP measure. Please see Appendix 1 of this Proxy Statement for a definition of this term and reconciliation with the most directly comparable GAAP measure.

Total Shareholder Return Vs Peer Group	Peer Group TSR and Company TSR
Tabular List, Table

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The performance measures that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Adjusted EBITDA
●	Revenue
●	RMAX rTSR Percentile

Total Shareholder Return Amount	$ 31.61	39.49	53.19	83.76	97.26
Peer Group Total Shareholder Return Amount	142.93	128.14	109.59	137.74	119.96
Net Income (Loss)	$ 8,077,000	$ (98,486,000)	$ 10,757,000	$ (24,620,000)	$ 20,546,000
Company Selected Measure Amount	97,700,000	96,288,000	121,632,000	119,583,000	92,558,000
PEO Name	Erik Carlson
Additional 402(v) Disclosure

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable “pay-for-performance” philosophy. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance Table.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. Please see Appendix 1 of this Proxy Statement for a definition of this term and reconciliation with the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Compensation Actually Paid and Revenue
Other Performance Measure, Amount	307,685,000	325,671,000	353,386,000	329,701,000	266,001,000
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	RMAX rTSR Percentile
Mr. Carlson
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,812,352	$ 4,536,352
PEO Actually Paid Compensation Amount	(833,619)	11,737,489
Mr. Joyce
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,374,240	$ 2,637,536
PEO Actually Paid Compensation Amount		2,257,548	2,220,880
Mr. Contos
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,943,210	$ 4,439,971	$ 2,394,169
PEO Actually Paid Compensation Amount			80,775	3,179,434	2,359,574
PEO | Mr. Carlson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,570,600
PEO | Mr. Carlson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,059,364)
PEO | Mr. Carlson | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,248
PEO | Mr. Carlson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,795)
PEO | Mr. Carlson | Deduct amounts reported under "Stock Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,060)	(4,369,463)
PEO | Mr. Joyce | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			235,951
PEO | Mr. Joyce | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,137,069	884,929
PEO | Mr. Joyce | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,443)
PEO | Mr. Joyce | Deduct amounts reported under "Stock Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(300,010)
PEO | Mr. Joyce | Deduct amounts reported under "Option Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(937,308)	(1,537,536)
PEO | Mr. Contos | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,789,507	1,600,050
PEO | Mr. Contos | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(113,141)	(60,409)
PEO | Mr. Contos | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			779,182	175,016	189,009
PEO | Mr. Contos | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(96,975)	78,848	(55,022)
PEO | Mr. Contos | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,578,467)	(230,309)	(288,136)
PEO | Mr. Contos | Deduct amounts reported under "Stock Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(966,175)	(2,960,458)	(1,420,087)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,013,637	671,398	483,308	631,943	871,869
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,863)	(126,322)	(253,708)	(57,410)	(10,973)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,148	48,022	169,667	41,730	77,634
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,167)	(127,632)	(129,178)	10,591	(22,986)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,002)	(37,828)	(230,647)	(74,995)	(87,555)
Non-PEO NEO | Deduct amounts reported under "Stock Awards" Column of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (933,261)	$ (1,076,988)	$ (816,509)	$ (907,803)	$ (720,172)